Shareholders' Equity (Details) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Shareholders' Equity [Abstract]
Common stock shares authorized	300,000,000	300,000,000
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock shares outstanding	27,636,939	12,210,718
Common stock shares issued	27,636,939	12,210,718
Common stock reserved for future issuance	272,363,061